VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—100.0%
Communication Services—5.9%
Live Nation Entertainment, Inc.(1)	21,035	$ 2,747
Reddit, Inc. Class A(1)	12,368	1,297
Spotify Technology S.A.(1)	14,985	8,242
TKO Group Holdings, Inc. Class A	8,983	1,373
Trade Desk, Inc. (The) Class A(1)	93,877	5,137
		18,796

Consumer Discretionary—12.4%
Burlington Stores, Inc.(1)	13,867	3,305
Chewy, Inc. Class A(1)	49,607	1,613
Churchill Downs, Inc.	19,345	2,149
Domino’s Pizza, Inc.	9,180	4,218
DraftKings, Inc. Class A(1)	71,411	2,372
Duolingo, Inc.(1)	6,265	1,945
Ferrari N.V.	6,822	2,919
Global-e Online Ltd.(1)	33,208	1,184
Pool Corp.	8,518	2,712
Royal Caribbean Cruises Ltd.	26,423	5,428
SharkNinja, Inc.(1)	20,740	1,730
Sweetgreen, Inc. Class A (1)	37,941	949
Tractor Supply Co.	73,905	4,072
Ulta Beauty, Inc.(1)	5,712	2,094
Wingstop, Inc.	11,945	2,694
		39,384

Energy—2.4%
Diamondback Energy, Inc.	23,081	3,690
Valero Energy Corp.	29,275	3,867
		7,557

Financials—12.6%
Ally Financial, Inc.	37,130	1,354
Apollo Global Management, Inc.	21,015	2,878
Ares Management Corp. Class A	32,755	4,802
Coinbase Global, Inc. Class A(1)	12,377	2,132
Fifth Third Bancorp	96,451	3,781
Gallagher (Arthur J.) & Co.	24,752	8,545
LPL Financial Holdings, Inc.	15,701	5,136
MSCI, Inc. Class A	13,603	7,693
	Shares	Value

Financials—continued
Robinhood Markets, Inc. Class A(1)	88,093	$ 3,666
		39,987

Health Care—13.5%
Alnylam Pharmaceuticals, Inc.(1)	16,195	4,373
Boston Scientific Corp.(1)	42,760	4,314
Cencora, Inc.	36,010	10,014
Cooper Cos., Inc. (The)(1)	37,452	3,159
Dexcom, Inc.(1)	33,428	2,283
IDEXX Laboratories, Inc.(1)	12,168	5,110
Insulet Corp.(1)	9,397	2,468
Mettler-Toledo International, Inc.(1)	2,479	2,927
Neurocrine Biosciences, Inc.(1)	21,833	2,415
Sarepta Therapeutics, Inc.(1)	28,009	1,787
Tenet Healthcare Corp.(1)	8,513	1,145
Veeva Systems, Inc. Class A(1)	10,373	2,403
Viking Therapeutics, Inc.(1)	17,231	416
		42,814

Industrials—24.6%
AMETEK, Inc.	18,692	3,218
Axon Enterprise, Inc.(1)	12,024	6,324
Chart Industries, Inc.(1)	18,068	2,608
Fair Isaac Corp.(1)	4,617	8,514
Ferguson Enterprises, Inc.	19,932	3,194
Hexcel Corp.	61,194	3,351
Quanta Services, Inc.	33,480	8,510
Rockwell Automation, Inc.	9,258	2,392
Trane Technologies plc	18,355	6,184
Uber Technologies, Inc.(1)	44,889	3,271
United Rentals, Inc.	9,883	6,194
Verisk Analytics, Inc. Class A	20,717	6,166
Vertiv Holdings Co. Class A	78,135	5,641
Westinghouse Air Brake Technologies Corp.	56,565	10,258
Xylem, Inc.	19,414	2,319
		78,144

Information Technology—24.7%
Analog Devices, Inc.	15,494	3,125
AppLovin Corp. Class A(1)	33,666	8,920
Cloudflare, Inc. Class A(1)	19,327	2,178
Crowdstrike Holdings, Inc. Class A(1)	19,482	6,869
Datadog, Inc. Class A(1)	48,311	4,793
Entegris, Inc.	41,895	3,665
	Shares	Value

Information Technology—continued
Fabrinet(1)	9,397	$ 1,856
HubSpot, Inc.(1)	7,593	4,338
Lam Research Corp.	52,364	3,807
MongoDB, Inc. Class A(1)	11,301	1,982
Monolithic Power Systems, Inc.	11,440	6,635
Palantir Technologies, Inc. Class A(1)	231,543	19,542
Palo Alto Networks, Inc.(1)	44,292	7,558
TE Connectivity plc	22,143	3,129
		78,397

Real Estate—1.9%
Jones Lang LaSalle, Inc.(1)	12,802	3,174
Zillow Group, Inc. Class A(1)	41,024	2,743
		5,917

Utilities—2.0%
Vistra Corp.	54,227	6,368
Total Common Stocks (Identified Cost $229,553)		317,364

Total Long-Term Investments—100.0% (Identified Cost $229,553)		317,364

TOTAL INVESTMENTS—100.0% (Identified Cost $229,553)		$317,364
Other assets and liabilities, net—0.0%		65
NET ASSETS—100.0%		$317,429

Abbreviations:
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	94%
Luxembourg	3
Cayman Islands	1
Ireland	1
Netherlands	1
Total	100%
† % of total investments as of March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$317,364	$317,364
Total Investments	$317,364	$317,364
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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